Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus performance table

The following table provides certain summary information concerning the relationship between executive “compensation actually paid” to our principal executive officer (“PEO”) and other NEOs and certain financial performance of the company. The “compensation actually paid” does not necessarily reflect the value received or realized by our NEOs or how the compensation committee evaluates compensation decisions in light of company performance. Information on the compensation realized by our NEOs can be found on pages 55 to 64. For further information concerning the company’s pay for performance philosophy and how the company aligns executive compensation with the company’s performance, see “Compensation -- Compensation Discussion and Analysis” beginning on page 45. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:		Net Income (GAAP) ($M)	Revenue (GAAP) ($M)
	Mr. Kumar	Mr. Humphries	Mr. Kumar	Mr. Humphries			Total Share- holder Return	Peer Group Total Share- holder Return
2023	$22,563,405	$4,216,416	$23,063,570	($11,121,997)	$4,217,441	$3,122,360	$129.19	$219.37	$2,126	$19,353
2022	—	$17,943,894	—	($949,565)	$4,263,584	$808,056	$96.15	$138.98	$2,290	$19,428
2021	—	$19,687,285	—	$22,375,791	$5,654,584	$6,736,685	$146.87	$193.55	$2,137	$18,507
2020	—	$13,807,940	—	$21,897,726	$7,511,754	$8,998,439	$133.96	$143.88	$1,392	$16,652

Summary Compensation Table Total for PEO. During 2023, Mr. Kumar and Mr. Humphries each served for a period of time as our CEO and Mr. Humphries was our CEO for 2020, 2021 and 2022. The dollar amounts shown in these two columns represent the “SEC Total” as set forth in the Summary Compensation Table.

Compensation Actually Paid to PEO. The dollar amounts shown represent the amount of “compensation actually paid” to Mr. Kumar and Mr. Humphries for 2023, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by Mr. Kumar or Mr. Humphries. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the Summary Compensation Table for 2023, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values does not materially differ from those used at the time of grant. Mr. Kumar’s compensation actually paid includes certain one-time equity awards received when he assumed the CEO position in January 2023: (a) PSUs with a target value of $3,000,000, and a payout range from 0% to 250% of the target measured over a four-year performance cycle based on absolute total shareholder return of the company’s common stock (see page 50 for additional information on these PSUs) and (b) an equity award consisting of RSUs with a grant date value of $5,000,000, which was a buyout award to replace forfeited equity awards from his previous employer. Because the PSUs are subject to the performance condition described above, the actual payout may differ significantly from the target value attributed to them, including possibly no payout at all. See page 54 for information on the current performance of these PSUs.

Compensation actually paid to PEO in 2023	Mr. Kumar	Mr. Humphries
Summary Compensation Table Total	$22,563,405	$4,216,416
Less, value of Stock Awards reported in Summary Compensation Table	($20,252,245)	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$15,841,805	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	$4,910,605	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	—	$133,932
Less, prior year-end fair value for any equity awards forfeited in the year	—	($15,472,345)
Compensation actually paid to PEO	$23,063,570	($11,121,997)

Average Summary Compensation Table Total for Non-PEO NEOs. The dollar amounts shown represent the average of the amounts reported as “SEC Total” in the Summary Compensation Table for the company’s NEOs as a group (excluding Mr. Kumar and Mr. Humphries) in each applicable year. For 2023, our non-PEO NEOs are Mr. Dalal, Mr. Siegmund, Mr. Gummadi, Mr. Kim, Mr. Ayyar and Ms. Schmitt. For 2022, our non-PEO NEOs were Mr. Siegmund, Mr. Gummadi, Mr. Ayyar, Mr. Kim, Greg Hyttenrauch and Ursula Morgenstern. For 2021, our non-PEO NEOs were Mr. Siegmund, Mr. Hyttenrauch, Mr. Kim and Rajesh Nambiar. For 2020, our non-PEO NEOs were Mr. Siegmund, Karen McLoughlin, Ms. Schmitt, Malcolm Frank and Matthew Friedrich.

Average Compensation Actually Paid to Non-PEO NEOs. The dollar amounts shown represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Kumar and Mr. Humphries) for 2023, as computed in accordance with Item 402 (v) of Regulation S-K, and do not reflect the total compensation actually realized or received by such NEOs. In accordance with these rules, these amounts reflect “SEC Total” as set forth in the Summary Compensation Table for 2023, adjusted as shown below. Equity values are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP. The methodology assumptions used to compute these values does not materially differ from those used at the time of grant.

Average compensation actually paid to Non-PEO NEOs	2023
Average Summary Compensation Table Total	$4,217,441
Less, average value of Stock Awards reported in Summary Compensation Table	($3,359,713)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,335,383
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$322,448
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($121,768)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$121,144
Less, average prior year-end fair value for any equity awards forfeited in the year	($392,575)
Average compensation actually paid to non-PEO NEOs	$3,122,360

Total Shareholder Return. Total Shareholder Return (TSR) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the company’s share price at the end of each fiscal year shown and the beginning of the measurement period, by (b) the Company’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2019.

Peer Group Total Shareholder Return. The peer group used for this column is the S&P 500 Information Technology Sector Index (S51NFT).

Cognizant Reported Revenue per US GAAP. We have presented revenue, calculated in accordance with U.S. GAAP, since revenue, as adjusted for currency fluctuations and acquisitions, is the most significant performance metric in the Company’s ACI and annual PSU awards. In the presentation, we have not adjusted the revenue amounts for acquisitions because there are differences in acquisitions required to be adjusted for ACI and each of the annual PSU awards due to the timing of the target-setting process for each of the awards. Additionally, we have not adjusted the presented revenue amounts for impacts of currency as currency adjustments are relative to the applicable base year of measurement.

Company Selected Measure Name	Revenue (GAAP)
Named Executive Officers, Footnote [Text Block]	During 2023, Mr. Kumar and Mr. Humphries each served for a period of time as our CEO and Mr. Humphries was our CEO for 2020, 2021 and 2022. For 2023, our non-PEO NEOs are Mr. Dalal, Mr. Siegmund, Mr. Gummadi, Mr. Kim, Mr. Ayyar and Ms. Schmitt. For 2022, our non-PEO NEOs were Mr. Siegmund, Mr. Gummadi, Mr. Ayyar, Mr. Kim, Greg Hyttenrauch and Ursula Morgenstern. For 2021, our non-PEO NEOs were Mr. Siegmund, Mr. Hyttenrauch, Mr. Kim and Rajesh Nambiar. For 2020, our non-PEO NEOs were Mr. Siegmund, Karen McLoughlin, Ms. Schmitt, Malcolm Frank and Matthew Friedrich.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this column is the S&P 500 Information Technology Sector Index (S51NFT).
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to PEO in 2023	Mr. Kumar	Mr. Humphries
Summary Compensation Table Total	$22,563,405	$4,216,416
Less, value of Stock Awards reported in Summary Compensation Table	($20,252,245)	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$15,841,805	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	$4,910,605	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	—
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	—	$133,932
Less, prior year-end fair value for any equity awards forfeited in the year	—	($15,472,345)
Compensation actually paid to PEO	$23,063,570	($11,121,997)

Non-PEO NEO Average Total Compensation Amount	$ 4,217,441	$ 4,263,584	$ 5,654,584	$ 7,511,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,122,360	808,056	6,736,685	8,998,439
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average compensation actually paid to Non-PEO NEOs	2023
Average Summary Compensation Table Total	$4,217,441
Less, average value of Stock Awards reported in Summary Compensation Table	($3,359,713)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$2,335,383
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$322,448
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	($121,768)
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	$121,144
Less, average prior year-end fair value for any equity awards forfeited in the year	($392,575)
Average compensation actually paid to non-PEO NEOs	$3,122,360

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid and Performance

The table below reflects the relationship between the PEO and the average Other NEO compensation actually paid and the performance measures shown in the Pay versus performance table annually from 2020 to 2023. For each column below, the amount shown represents the percentage increase or percentage decrease in such item annually from 2020 to 2023; amounts for the relevant years used in such calculations are shown in the Pay versus performance table on page 83.

Period	Compensation Actually Paid to Mr. Kumar	Compensation Actually Paid to Mr. Humphries	Average Compensation Actually Paid to Other NEOs	Company TSR	Peer Group TSR	Net Income	Revenue
2022 to 2023	—	(1,071.3%)	286.4%	34.4%	57.8%	(7.2%)	(0.4%)
2021 to 2022	—	(104.2%)	(88.0%)	(34.5%)	(28.2%)	7.2%	5.0%
2020 to 2021	—	2.2%	(25.1%)	9.6%	34.5%	53.5%	11.1%

The change in Compensation Actually Paid from 2021 to 2022 (a reduction of 104.2% for Mr. Humphries and an average reduction of 88.0% for the other NEOs) is largely due to the impact of the significant reduction in the company’s stock price from $88.72 as of December 31, 2021 to $57.19 as of December 31, 2022 on the value of each NEO’s unvested equity awards.  This reduction is reflected in the negative 34.5% company TSR over such period.  In contrast, from December 31, 2022 to December 31, 2023, the company’s stock price increased from $57.19 to $75.53, as reflected in the company TSR of 34.4%.  However, during such period the company’s revenue and net income suffered from macroeconomic challenges, resulting in relatively low ACI payouts.  This reduced payout was offset by increases in the value of each NEO’s equity holdings, resulting in an average 286.4% increase in compensation actually paid to the non-PEO NEOs.  In addition, the 1,071.3% decrease in Mr. Humphries’ compensation actually paid from 2022 to 2023 includes the impact of the forfeiture of approximately $15.5 million of equity grants in connection with the termination of his employment.

As described in more detail in the section “Compensation – Compensation discussion and analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, all of those company measures are not presented in the Pay versus performance table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with SEC rules) for a particular year. In accordance with SEC rules, the company is providing the foregoing descriptions of the relationships between information presented in the Pay versus performance table.

Tabular List [Table Text Block]
Financial Performance Measures

As required, we disclose below the most important measures used by the company to link compensation actually paid to our NEOs for 2023 to company performance. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation -- Compensation discussion and analysis”. These measures are unranked.

•	Revenue, which is utilized in our ACI and PSUs as Revenue adjusted for Currency Fluctuations and Acquisitions (as described on pages 49 to 53)
•	Adjusted Operating Margin (as described on pages 49 and 52
•	Adjusted Diluted Earnings per Share (as described on pages 50, 52 and 53)
•	Relative Total Shareholder Return (as described on pages 50, 51 and 53)

Total Shareholder Return Amount	$ 129.19	96.15	146.87	133.96
Peer Group Total Shareholder Return Amount	219.37	138.98	193.55	143.88
Net Income (Loss) Attributable to Parent	$ 2,126,000,000	$ 2,290,000,000	$ 2,137,000,000	$ 1,392,000,000
Company Selected Measure Amount	19,353,000,000	19,428,000,000	18,507,000,000	16,652,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings per Share
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-PEO NEO [Member] | Less, average value of Stock Awards reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,359,713)
Non-PEO NEO [Member] | Plus, average year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,335,383
Non-PEO NEO [Member] | Plus, average fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	322,448
Non-PEO NEO [Member] | Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(121,768)
Non-PEO NEO [Member] | Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	121,144
Non-PEO NEO [Member] | Less, average prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(392,575)
Ravi Kumar
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	22,563,405
PEO Actually Paid Compensation Amount	$ 23,063,570
PEO Name	Mr. Kumar
Ravi Kumar | PEO [Member] | Less, value of Stock Awards reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (20,252,245)
Ravi Kumar | PEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,841,805
Ravi Kumar | PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,910,605
Ravi Kumar | PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ravi Kumar | PEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Ravi Kumar | PEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brian Humphries
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	4,216,416	$ 17,943,894	$ 19,687,285	$ 13,807,940
PEO Actually Paid Compensation Amount	$ (11,121,997)	$ (949,565)	$ 22,375,791	$ 21,897,726
PEO Name	Mr. Humphries	Mr. Humphries	Mr. Humphries	Mr. Humphries
Brian Humphries | PEO [Member] | Less, value of Stock Awards reported in Summary Compensation Table
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brian Humphries | PEO [Member] | Plus, year-end fair value of outstanding and unvested equity awards granted in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brian Humphries | PEO [Member] | Plus, fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brian Humphries | PEO [Member] | Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Brian Humphries | PEO [Member] | Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	133,932
Brian Humphries | PEO [Member] | Less, prior year-end fair value for any equity awards forfeited in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (15,472,345)